INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS [Abstract]
Disclosure of detailed information about intangible assets [text block]
	2021	2020
	US$’000	US$’000
Cost:
Balance at 1 January	7,669	7,057
Additions	6	352
Reclassification to disposal group held for sale (Note 38)	-	(10)
Disposal	(2)	-
Derecognition of intangible asset	(5,412)	-
Effect of foreign currency exchange differences	(232)	270
Balance at 31 December	2,029	7,669

Accumulated amortisation:
Balance at 1 January	3,942	3,244
Amortisation from continuing operations	165	146
Reclassification to disposal group held for sale (Note 38)	-	(10)
Derecognition of intangible asset	(2,127)	-
Effect of foreign currency exchange differences	(178)	562
Balance at 31 December	1,802	3,942

Impairment:
Balance at 1 January	3,322	3,636
Derecognition of intangible asset	(3,284)	-
Effect of foreign currency exchange differences	(38)	(314)
Balance at 31 December	-	3,322

Carrying Amount:
At 31 December	227	405